Intangible Assets, Net (Details 2)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Production license USD ($)	Dec. 31, 2013 Production license CNY	Dec. 31, 2012 Production license CNY	Dec. 31, 2011 Production license CNY
Intangible assets, net
Amortization expense	$ 885,236	5,397,193	4,976,783	4,976,783	$ 627,572	3,826,243	3,826,243	3,826,243
Provision for impairment loss charged					0	0	0	0
Future amortization of intangible assets
2014						3,826,243
2015						3,826,243
2016						1,996,285
Total					$ 1,582,570	9,648,771	13,475,014